                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2009
                                      FOR
           HARTFORD LIFE AND HARTFORD LIFE AND ANNUITY OMNISOURCE(R)
            GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

We no longer file fully updated prospectuses and statements of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above products. However, in order to provide you with updated information that would have been included in the updated prospectuses and SAIs, we are providing you this Annual Product Information Notice. This Notice, in addition to any changes or updates previously reported in supplements provided to you since the date of the last Annual Product Information Notice, updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2008. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. SUMMARY OF BENEFITS AND RISKS

The following amends the last sentence of the "Death Benefit" section of the SUMMARY OF BENEFITS AND RISKS section of your prospectus:

You may also decrease the Face Amount on your Certificate under certain circumstances.

2. FUND DATA

The following Investment Division and Portfolio name changes are incorporated into the prospectus:

                     INVESTMENT DIVISION:                                             PURCHASES SHARES OF:
--------------------------------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth Investment Division (Formerly     Class O of the Alger American LargeCap Growth Portfolio of The
named "Alger American Growth Investment Division")               Alger American Fund (Formerly named "Alger American Growth
                                                                 Portfolio")
Janus Aspen Enterprise Investment Division (Formerly named       Service Shares of the Enterprise Portfolio of the Janus Aspen
"Janus Aspen Mid Cap Growth Investment Division")                Series (Formerly named "Mid Cap Growth Portfolio")
Janus Aspen Overseas Investment Division (Formerly named "Janus  Service Shares of the Overseas Portfolio of the Janus Aspen
Aspen International Growth Investment Division")                 Series (Formerly named "International Growth Portfolio")
(EFFECTIVE SEPTEMBER 1, 2005, CLOSED TO NEW AND SUBSEQUENT
PREMIUM PAYMENTS AND TRANSFER OF INVESTMENT VALUE)
Janus Aspen Worldwide Investment Division (Formerly named        Service Shares of the Worldwide Portfolio of the Janus Aspen
"Janus Aspen Worldwide Growth Investment Division")              Series (Formerly named "Worldwide Growth Portfolio")

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The following Investment Division revisions are incorporated into the prospectus:

VAN KAMPEN'S UIF GLOBAL VALUE EQUITY INVESTMENT DIVISION

On May 1, 2007 we previously advised that the Morgan Stanley Global Value Equity Investment Division was no longer available as an underlying investment option under your policy. However, the Van Kampen's UIF Global Value Equity Investment Division (formerly named "Morgan Stanley Global Value Equity Investment Division") remains available as an underlying investment option under those policies that were invested in it prior to July 5, 2000. As previously advised, the Van Kampen's UIF Global Value Equity Investment Division is closed to new premiums or transfers of Investment Value for all policies. This Investment Division purchases shares of The Universal Institutional Funds, Inc. Global Value Equity Portfolio: Class I.

Refer to the attached underlying fund prospectus for information about The Universal Institutional Funds, Inc. Global Value Equity Portfolio's fees, charges and investment objectives.

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST PARTNERS INVESTMENT DIVISION

On May 1, 2007 we previously advised that the Neuberger Berman Advisors Management Trust Partners Investment Division was no longer available as an underlying investment option under your policy. However, the Neuberger Berman Advisors Management Trust Partners Investment Division remains available as an underlying investment option under those policies that were invested in it prior to July 5, 2000. As previously advised, the Neuberger Berman Advisors Management Trust Partners Investment Division is closed to new premiums or transfers of Investment Value. This Investment Division purchases shares of the Neuberger Berman Advisors Management Trust Partners Portfolio: Class I.

Refer to the attached underlying fund prospectus for information about the Neuberger Berman Advisors Management Trust Partners Portfolio's fees, charges and investment objectives.

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST BALANCED INVESTMENT DIVISION

On May 1, 2007 we previously advised that the Neuberger Berman Advisors Management Trust Balanced Investment Division was no longer available as an underlying investment option under your policy. However, the Neuberger Berman Advisors Management Trust Balanced Investment Division remains available as an underlying investment option under those policies that were invested in it prior to July 5, 2000. As previously advised, the Neuberger Berman Advisors Management Trust Balanced Investment Division is closed to new premiums or transfers of Investment Value. This Investment Division purchases shares of the Neuberger Berman Advisors Management Trust Balanced Portfolio: Class I.

Refer to the attached underlying fund prospectus for information about the Neuberger Berman Advisors Management Trust Balanced Portfolio's fees, charges and investment objectives.

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2008:

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.33%              1.62%
(Expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)

Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

3. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2008, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $837,989.38 (excluding indirect benefits received by offering HLS Funds as investment options).

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4. VALUES UNDER THE CERTIFICATE

The following amends the "Increases and Decreases in Face Amount" section of the VALUES UNDER THE CERTIFICATE section of your prospectus:

DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a decrease in the Face Amount by making a written request to us at our Customer Service Center.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

-   to the most recent increase; then

-   successively to each prior increase, and then

-   to the initial Face Amount.

We reserve the right to limit the number of Face Amount decreases made under the Certificate to no more than one in any twelve (12) month period.

5. LOAN INTEREST

The following amends the "Loan Interest" section of the LOANS section of your prospectus:

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Processing Date. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

-   5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

6. CONTRACT LIMITATIONS

The following amends the "Face Amount Increases or Decreases" section of the CONTRACT LIMITATIONS section of your prospectus:

FACE AMOUNT DECREASES

We reserve the right to limit the number of Face Amount decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

7. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly periods.

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8. PREMIUMS

You may send premium payments to us by means of the following methods:

By Mail

You should send premium payments to the following address:

The Hartford
Attn: Client and Policy Operations
100 Campus Drive
Suite 250
Florham Park, NJ 07932

By Wire

You may also arrange to pay your premium by wire by calling 1-800-854-3384.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive the Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives via telephone at 1-800-854-3384 or via mail at The Hartford, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

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